Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	95 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000206473 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	13.43%	11.65%	8.24%
C000186831 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	13.56%	11.70%	8.30%
C000206474 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	9.64%	13.22%	9.31%
C000186832 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	9.69%	13.27%	9.37%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	12.16%	13.95%	10.24%
MSCI ACWI Minimum Volatility USD Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Minimum Volatility (USD) Index
Average Annual Return, Percent	16.83%	8.33%	7.01%